Reserves (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of reserves within equity [line items]
Total	£ (179)	£ (1,302)
Currency translation reserve
Disclosure of reserves within equity [line items]
Total	2,534	3,690
Fair value through other comprehensive income reserve
Disclosure of reserves within equity [line items]
Total	(1,014)	(1,681)
Cash flow hedging reserve
Disclosure of reserves within equity [line items]
Total	(907)	(2,448)
Own credit reserve
Disclosure of reserves within equity [line items]
Total	(990)	(1,059)
Other reserves
Disclosure of reserves within equity [line items]
Total	£ 198	£ 196